Sep. 01, 2026
Invesco Global Small Cap Equity Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI):

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	Y	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class:	A	C	Y	R6
Management Fees[2]		0.85%	0.85%	0.85%	0.85%

Distribution and/or Service (12b-1) Fees		0.25	1.00	None	None

Other Expenses		0.33	0.33	0.33	0.24

Acquired Fund Fees and Expenses		0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses		1.44	2.19	1.19	1.10

Fee Waiver and/or Expense Reimbursement[3]		0.19	0.19	0.19	0.21

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25	2.00	1.00	0.89

(1)
A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
(2)
Management Fees have been restated to reflect current fees.
(3)
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through August 31, 2027, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C and Class Y Shares to 1.24%, 1.99% and 0.99%, respectively, of the Fund's average daily net assets (the "expense limits"). Effective September 1, 2026, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class R6 Shares to 0.88% of the Fund's average daily net assets. Unless the Adviser continues the fee waiver agreement, it will terminate on August 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$670	$963	$1,277	$2,164

Class C	$303	$667	$1,157	$2,318

Class Y	$102	$359	$636	$1,426

Class R6	$91	$329	$586	$1,321

You would pay the following expenses if you did not redeem your shares:

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$670	$963	$1,277	$2,164

Class C	$203	$667	$1,157	$2,318

Class Y	$102	$359	$636	$1,426

Class R6	$91	$329	$586	$1,321

SUPPLEMENT DATED SEPTEMBER 1, 2026 TO THE CURRENT
STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Global Small Cap Equity Fund
(the “Fund")
This supplement amends the Statutory Prospectus and Statement of Additional Information of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Statutory Prospectus and Statement of Additional Information and retain it for future reference.
Effective September 1, 2026:
1. The following information replaces in its entirety the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the Statutory Prospectus: